UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02402
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended May 31, 2024:
John Hancock Bond Fund

John Hancock Bond Fund
Class A/JHNBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class A/JHNBX)	$78	0.77%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class A/JHNBX) returned 2.35% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class A/JHNBX)	(1.74)%	(0.61)%	1.16%
Bond Fund (Class A/JHNBX)—excluding sales charge	2.35%	0.21%	1.57%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-A
5/24
7/24

John Hancock Bond Fund
Class C/JHCBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class C/JHCBX)	$148	1.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class C/JHCBX) returned 1.63% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class C/JHCBX)	0.65%	(0.50)%	0.87%
Bond Fund (Class C/JHCBX)—excluding sales charge	1.63%	(0.50)%	0.87%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-C
5/24
7/24

John Hancock Bond Fund
Class I/JHBIX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class I/JHBIX)	$48	0.47%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class I/JHBIX) returned 2.65% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class I/JHBIX)	2.65%	0.50%	1.88%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-I
5/24
7/24

John Hancock Bond Fund
Class NAV
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class NAV)	$36	0.35%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Bond Fund (Class NAV) returned 2.85% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class NAV)	2.85%	0.62%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class NAV shares were first offered on 8-31-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-A
5/24
7/24

John Hancock Bond Fund
Class R2/JHRBX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R2/JHRBX)	$87	0.86%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R2/JHRBX) returned 2.34% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R2/JHRBX)	2.34%	0.12%	1.49%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-R2
5/24
7/24

John Hancock Bond Fund
Class R4/JBFRX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R4/JBFRX)	$62	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R4/JBFRX) returned 2.59% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R4/JBFRX)	2.59%	0.36%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-R4
5/24
7/24

John Hancock Bond Fund
Class R6/JHBSX
Annual SHAREHOLDER REPORT | May 31, 2024
This annual shareholder report contains important information about the John Hancock Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Fund (Class R6/JHBSX)	$37	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Bond Fund (Class R6/JHBSX) returned 2.85% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates. High-yield and investment-grade corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Investment grade corporates were the strongest performing segment of the portfolio in the annual period, with the largest contributions coming from positions in the banking and midstream energy sectors.
High-yield corporates | An allocation to high yield, which outpaced the investment-grade market, added meaningful value.

TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance. However, total returns were positive due to the contribution from income.
Specific holdings in U.S. Treasuries and emerging market corporates | Certain holdings in U.S. Treasuries lost ground, as did the bonds of an emerging market corporate issuer, Total Play Telecomunicaciones SA de CV.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Bond Fund (Class R6/JHBSX)	2.85%	0.62%	2.00%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$24,387,177,373
Total number of portfolio holdings	1,035
Total advisory fees paid (net)	$68,882,662
Portfolio turnover rate	133%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.9%
U.S. Government Agency	34.5%
U.S. Government	18.7%
Asset backed securities	5.4%
Collateralized mortgage obligations – Commercial and residential	2.5%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.1%
Term loans	0.1%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3619769
21A-R6
5/24
7/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $69,467 and $66,887 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $80 and $1,134 for fiscal years ended May 31, 2024 and May 31, 2023, respectively.

Amounts billed to control affiliates were $127,986 and $121,890 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $4,254 and $4,110 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $369 and $57 for the fiscal years ended May 31, 2024 and May 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $974,002 for the fiscal year ended May 31, 2024 and $1,236,876 for the fiscal year ended May 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2024 for the following fund:

John Hancock Bond Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Bond Fund
Fixed income
May 31, 2024

John Hancock
Bond Fund

2	Fund’s investments
36	Financial statements
40	Financial highlights
47	Notes to financial statements
57	Report of independent registered public accounting firm
58	Tax information
1	JOHN HANCOCK BOND FUND |

Fund’s investments
AS OF 5-31-24
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 53.2%				$12,982,268,581
(Cost $13,723,711,978)
U.S. Government 18.7%				4,575,234,533
U.S. Treasury
Bond	2.250	02-15-52	108,346,000	67,847,451
Bond	2.500	02-15-45	46,737,000	32,931,329
Bond	3.000	08-15-52	318,724,000	236,079,861
Bond	3.375	08-15-42	489,409,000	408,866,809
Bond	3.375	11-15-48	108,345,000	86,896,076
Bond	4.000	11-15-42	488,294,000	445,091,427
Bond	4.250	02-15-54	603,511,000	566,074,458
Bond	4.625	05-15-44	421,460,000	416,850,281
Bond	4.750	11-15-43	707,701,000	709,470,248
Note	4.000	01-31-31	198,496,000	192,758,225
Note	4.125	03-31-31	325,336,000	318,219,275
Note	4.375	05-15-34	561,046,000	556,049,184
Note	4.625	04-30-29	168,409,000	169,224,731
Note	4.625	04-30-31	366,186,000	368,875,178
U.S. Government Agency 34.5%				8,407,034,048
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	56,000,293	49,350,062
15 Yr Pass Thru	4.500	11-01-37	16,948,565	16,524,976
15 Yr Pass Thru	4.500	12-01-37	11,276,190	10,994,368
15 Yr Pass Thru	4.500	01-01-38	11,813,538	11,518,287
15 Yr Pass Thru	4.500	02-01-38	36,806,035	35,886,156
30 Yr Pass Thru	2.000	09-01-50	114,915,936	90,171,501
30 Yr Pass Thru	2.000	03-01-52	60,705,435	47,482,189
30 Yr Pass Thru	2.500	09-01-50	25,802,454	21,141,754
30 Yr Pass Thru	2.500	08-01-51	58,596,539	48,177,043
30 Yr Pass Thru	2.500	11-01-51	43,932,217	36,051,652
30 Yr Pass Thru	2.500	12-01-51	13,968,826	11,399,799
30 Yr Pass Thru	3.000	03-01-43	2,904,786	2,569,049
30 Yr Pass Thru	3.000	12-01-45	9,748,710	8,475,106
30 Yr Pass Thru	3.000	05-01-46	1,797,999	1,562,541
30 Yr Pass Thru	3.000	10-01-46	3,999,437	3,470,688
30 Yr Pass Thru	3.000	10-01-46	3,019,998	2,624,630
30 Yr Pass Thru	3.000	10-01-46	5,611,054	4,862,226
30 Yr Pass Thru	3.000	10-01-46	41,973,738	36,450,800
30 Yr Pass Thru	3.000	12-01-46	31,847,973	27,557,866
30 Yr Pass Thru	3.000	12-01-46	7,646,489	6,630,800
30 Yr Pass Thru	3.000	04-01-47	21,192,761	18,351,219
30 Yr Pass Thru	3.000	09-01-49	11,117,547	9,526,763
30 Yr Pass Thru	3.000	10-01-49	14,092,169	12,080,157
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-49	13,184,212	$11,240,032
30 Yr Pass Thru	3.000	01-01-50	11,666,789	9,993,769
30 Yr Pass Thru	3.000	02-01-50	7,229,401	6,192,703
30 Yr Pass Thru	3.000	06-01-51	71,484,287	61,043,550
30 Yr Pass Thru	3.000	02-01-52	51,165,367	43,460,492
30 Yr Pass Thru	3.000	06-01-52	60,869,947	51,770,262
30 Yr Pass Thru	3.500	06-01-42	2,070,175	1,889,936
30 Yr Pass Thru	3.500	04-01-44	3,125,835	2,841,396
30 Yr Pass Thru	3.500	05-01-45	4,934,365	4,445,796
30 Yr Pass Thru	3.500	08-01-46	30,565,899	27,520,356
30 Yr Pass Thru	3.500	09-01-46	6,368,921	5,716,418
30 Yr Pass Thru	3.500	10-01-46	1,161,472	1,046,834
30 Yr Pass Thru	3.500	10-01-46	12,111,873	10,757,450
30 Yr Pass Thru	3.500	11-01-46	3,678,039	3,301,220
30 Yr Pass Thru	3.500	11-01-46	4,204,831	3,779,297
30 Yr Pass Thru	3.500	12-01-46	5,463,911	4,916,080
30 Yr Pass Thru	3.500	01-01-47	3,707,693	3,334,787
30 Yr Pass Thru	3.500	02-01-47	4,871,181	4,387,346
30 Yr Pass Thru	3.500	04-01-47	6,766,586	6,086,029
30 Yr Pass Thru	3.500	09-01-47	17,982,229	16,151,169
30 Yr Pass Thru	3.500	03-01-52	24,772,451	21,933,647
30 Yr Pass Thru	3.500	03-01-52	40,299,844	35,505,363
30 Yr Pass Thru	3.500	04-01-52	81,010,410	71,676,374
30 Yr Pass Thru	3.500	07-01-52	23,833,552	20,983,174
30 Yr Pass Thru	3.500	07-01-52	46,357,849	40,810,052
30 Yr Pass Thru	3.500	07-01-52	35,273,902	31,055,313
30 Yr Pass Thru	4.000	01-01-41	4,914,837	4,625,056
30 Yr Pass Thru	4.000	03-01-42	2,574,931	2,419,384
30 Yr Pass Thru	4.000	11-01-43	2,083,886	1,951,771
30 Yr Pass Thru	4.000	01-01-47	5,096,735	4,743,233
30 Yr Pass Thru	4.000	03-01-47	14,743,527	13,665,651
30 Yr Pass Thru	4.000	04-01-47	5,734,507	5,338,563
30 Yr Pass Thru	4.000	05-01-47	4,775,562	4,445,829
30 Yr Pass Thru	4.000	10-01-47	7,342,145	6,821,433
30 Yr Pass Thru	4.000	03-01-48	1,799,347	1,667,800
30 Yr Pass Thru	4.000	07-01-48	14,693,963	13,619,711
30 Yr Pass Thru	4.000	08-01-48	7,230,619	6,692,962
30 Yr Pass Thru	4.000	08-01-49	74,098,525	67,756,040
30 Yr Pass Thru	4.000	05-01-52	2,318,350	2,132,770
30 Yr Pass Thru	4.000	05-01-52	123,603,872	112,512,167
30 Yr Pass Thru	4.000	06-01-52	79,803,046	72,641,848
30 Yr Pass Thru	4.000	08-01-52	33,324,165	30,479,584
30 Yr Pass Thru	4.000	08-01-52	38,392,689	34,899,495
30 Yr Pass Thru	4.000	08-01-52	72,053,285	65,767,652
3	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	08-01-52	21,868,406	$19,906,025
30 Yr Pass Thru	4.000	04-01-53	22,398,313	20,500,372
30 Yr Pass Thru	4.000	04-01-53	25,895,556	23,636,533
30 Yr Pass Thru	4.000	06-01-53	57,794,950	52,735,095
30 Yr Pass Thru	4.500	06-01-52	24,452,406	23,084,375
30 Yr Pass Thru	4.500	07-01-52	21,061,040	19,876,163
30 Yr Pass Thru	4.500	08-01-52	12,832,038	12,122,148
30 Yr Pass Thru	4.500	08-01-52	61,049,128	57,595,475
30 Yr Pass Thru	4.500	08-01-52	50,316,985	47,470,467
30 Yr Pass Thru	4.500	08-01-52	30,456,661	28,543,321
30 Yr Pass Thru	4.500	09-01-52	31,855,764	30,053,629
30 Yr Pass Thru	4.500	09-01-52	35,291,583	33,339,193
30 Yr Pass Thru	4.500	10-01-52	38,305,343	36,281,990
30 Yr Pass Thru	4.500	10-01-52	33,162,593	31,232,122
30 Yr Pass Thru	4.500	10-01-52	36,481,483	34,463,265
30 Yr Pass Thru	4.500	12-01-52	22,561,305	21,276,161
30 Yr Pass Thru	4.500	12-01-52	89,005,123	84,303,721
30 Yr Pass Thru	4.500	03-01-53	51,173,244	47,958,454
30 Yr Pass Thru	4.500	04-01-53	21,280,578	20,101,638
30 Yr Pass Thru	4.500	08-01-53	65,733,321	62,091,709
30 Yr Pass Thru	4.500	08-01-53	15,542,975	14,652,754
30 Yr Pass Thru	5.000	08-01-52	39,086,546	37,982,211
30 Yr Pass Thru	5.000	08-01-52	34,040,572	32,834,137
30 Yr Pass Thru	5.000	08-01-52	41,666,302	40,384,914
30 Yr Pass Thru	5.000	10-01-52	50,042,240	48,597,091
30 Yr Pass Thru	5.000	10-01-52	37,042,540	35,729,712
30 Yr Pass Thru	5.000	11-01-52	40,407,848	38,937,867
30 Yr Pass Thru	5.000	11-01-52	9,795,624	9,439,273
30 Yr Pass Thru	5.000	12-01-52	18,466,714	17,893,025
30 Yr Pass Thru	5.000	12-01-52	36,941,317	35,874,503
30 Yr Pass Thru	5.000	12-01-52	4,510,423	4,350,569
30 Yr Pass Thru	5.000	12-01-52	31,197,447	30,306,258
30 Yr Pass Thru	5.000	01-01-53	61,620,768	59,379,090
30 Yr Pass Thru	5.000	01-01-53	37,255,500	36,063,190
30 Yr Pass Thru	5.000	04-01-53	40,053,928	38,784,575
30 Yr Pass Thru	5.000	06-01-53	46,934,116	45,473,855
30 Yr Pass Thru	5.000	06-01-53	59,571,276	57,739,245
30 Yr Pass Thru	5.000	07-01-53	10,991,234	10,636,727
30 Yr Pass Thru	5.000	07-01-53	45,485,614	44,029,911
30 Yr Pass Thru	5.000	08-01-53	76,036,565	73,674,406
30 Yr Pass Thru	5.000	08-01-53	56,456,969	54,703,071
30 Yr Pass Thru	5.000	08-01-53	51,321,774	49,743,445
30 Yr Pass Thru	5.500	11-01-39	1,841,488	1,873,471
30 Yr Pass Thru	5.500	09-01-52	41,095,133	40,781,976
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	11-01-52	43,433,806	$43,034,962
30 Yr Pass Thru	5.500	06-01-53	39,585,838	39,247,071
30 Yr Pass Thru	5.500	07-01-53	45,698,905	45,307,823
30 Yr Pass Thru	5.500	08-01-53	14,382,015	14,187,027
30 Yr Pass Thru	5.500	09-01-53	30,556,428	30,294,933
30 Yr Pass Thru	5.500	09-01-53	44,061,253	43,684,186
30 Yr Pass Thru	5.500	12-01-53	15,857,106	15,668,877
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	57,172,302	50,382,891
15 Yr Pass Thru	2.500	01-01-36	60,468,439	54,968,121
15 Yr Pass Thru	4.500	11-01-37	32,534,106	31,863,331
15 Yr Pass Thru	4.500	11-01-37	21,056,741	20,530,478
15 Yr Pass Thru	4.500	02-01-38	33,134,843	32,306,717
30 Yr Pass Thru	2.000	09-01-50	18,704,379	14,670,987
30 Yr Pass Thru	2.000	02-01-51	60,541,595	46,918,895
30 Yr Pass Thru	2.000	07-01-51	88,055,818	68,352,105
30 Yr Pass Thru	2.000	07-01-51	110,034,224	85,412,537
30 Yr Pass Thru	2.500	08-01-50	24,652,182	20,276,294
30 Yr Pass Thru	2.500	08-01-50	26,954,864	22,237,625
30 Yr Pass Thru	2.500	09-01-50	109,515,296	90,246,890
30 Yr Pass Thru	2.500	09-01-50	10,874,826	8,971,676
30 Yr Pass Thru	2.500	09-01-50	58,237,542	47,900,082
30 Yr Pass Thru	2.500	08-01-51	5,100,793	4,179,436
30 Yr Pass Thru	2.500	08-01-51	39,350,944	32,242,979
30 Yr Pass Thru	2.500	10-01-51	20,572,825	16,843,895
30 Yr Pass Thru	2.500	11-01-51	42,732,559	35,174,020
30 Yr Pass Thru	2.500	11-01-51	41,621,519	33,940,834
30 Yr Pass Thru	2.500	01-01-52	48,257,159	39,397,198
30 Yr Pass Thru	2.500	02-01-52	123,355,536	100,861,790
30 Yr Pass Thru	2.500	03-01-52	1,018,219	830,638
30 Yr Pass Thru	3.000	07-01-42	1,778,212	1,574,472
30 Yr Pass Thru	3.000	10-01-42	2,864,563	2,527,772
30 Yr Pass Thru	3.000	10-01-42	1,669,046	1,470,020
30 Yr Pass Thru	3.000	04-01-43	1,413,172	1,244,781
30 Yr Pass Thru	3.000	12-01-45	14,684,100	12,761,948
30 Yr Pass Thru	3.000	08-01-46	20,422,662	17,672,747
30 Yr Pass Thru	3.000	08-01-46	16,201,331	14,019,819
30 Yr Pass Thru	3.000	09-01-46	1,997,230	1,733,295
30 Yr Pass Thru	3.000	10-01-46	1,577,976	1,369,446
30 Yr Pass Thru	3.000	10-01-46	12,284,120	10,614,705
30 Yr Pass Thru	3.000	01-01-47	14,959,521	12,954,568
30 Yr Pass Thru	3.000	02-01-47	8,293,674	7,189,888
30 Yr Pass Thru	3.000	10-01-47	18,020,967	15,583,177
30 Yr Pass Thru	3.000	11-01-47	18,602,639	16,097,790
5	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-48	33,226,764	$28,628,173
30 Yr Pass Thru	3.000	11-01-48	11,405,447	9,898,215
30 Yr Pass Thru	3.000	09-01-49	15,459,640	13,247,556
30 Yr Pass Thru	3.000	09-01-49	29,017,042	24,493,279
30 Yr Pass Thru	3.000	10-01-49	6,719,135	5,728,313
30 Yr Pass Thru	3.000	10-01-49	28,319,206	24,329,025
30 Yr Pass Thru	3.000	11-01-49	20,178,907	16,995,176
30 Yr Pass Thru	3.000	11-01-49	19,096,962	16,370,389
30 Yr Pass Thru	3.000	11-01-49	14,889,143	12,754,037
30 Yr Pass Thru	3.000	11-01-49	16,191,847	13,804,153
30 Yr Pass Thru	3.000	12-01-49	17,980,800	15,402,350
30 Yr Pass Thru	3.000	01-01-50	15,591,553	13,345,977
30 Yr Pass Thru	3.000	12-01-51	40,330,712	34,189,345
30 Yr Pass Thru	3.000	01-01-52	37,084,962	31,598,932
30 Yr Pass Thru	3.000	02-01-52	15,983,082	13,576,227
30 Yr Pass Thru	3.000	02-01-52	33,865,806	28,755,449
30 Yr Pass Thru	3.000	02-01-52	50,313,793	42,406,971
30 Yr Pass Thru	3.500	11-01-40	830,423	759,543
30 Yr Pass Thru	3.500	06-01-42	892,324	811,992
30 Yr Pass Thru	3.500	08-01-42	1,851,665	1,686,866
30 Yr Pass Thru	3.500	06-01-43	7,973,796	7,240,869
30 Yr Pass Thru	3.500	07-01-43	2,516,159	2,282,534
30 Yr Pass Thru	3.500	07-01-43	2,494,123	2,264,027
30 Yr Pass Thru	3.500	01-01-45	1,731,930	1,562,686
30 Yr Pass Thru	3.500	04-01-45	5,326,256	4,792,458
30 Yr Pass Thru	3.500	04-01-45	1,349,385	1,214,149
30 Yr Pass Thru	3.500	04-01-45	6,245,902	5,619,936
30 Yr Pass Thru	3.500	01-01-46	14,801,459	13,331,931
30 Yr Pass Thru	3.500	02-01-46	9,974,350	8,940,432
30 Yr Pass Thru	3.500	07-01-46	6,564,885	5,867,972
30 Yr Pass Thru	3.500	07-01-46	3,505,883	3,142,471
30 Yr Pass Thru	3.500	08-01-46	15,655,387	14,052,155
30 Yr Pass Thru	3.500	02-01-47	18,082,271	16,230,507
30 Yr Pass Thru	3.500	03-01-47	21,001,282	18,863,715
30 Yr Pass Thru	3.500	05-01-47	12,639,355	11,364,737
30 Yr Pass Thru	3.500	07-01-47	24,223,533	21,757,997
30 Yr Pass Thru	3.500	08-01-47	16,450,629	14,796,803
30 Yr Pass Thru	3.500	11-01-47	19,955,124	17,886,621
30 Yr Pass Thru	3.500	12-01-47	9,877,787	8,847,705
30 Yr Pass Thru	3.500	01-01-48	15,007,191	13,442,200
30 Yr Pass Thru	3.500	03-01-48	3,867,397	3,472,554
30 Yr Pass Thru	3.500	03-01-48	8,549,064	7,609,456
30 Yr Pass Thru	3.500	03-01-49	2,529,504	2,265,720
30 Yr Pass Thru	3.500	06-01-49	15,788,528	14,097,653
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-49	47,781,207	$42,619,274
30 Yr Pass Thru	3.500	09-01-49	4,700,888	4,172,472
30 Yr Pass Thru	3.500	12-01-49	20,071,789	17,809,293
30 Yr Pass Thru	3.500	02-01-50	22,821,881	20,242,262
30 Yr Pass Thru	3.500	09-01-50	46,640,169	41,397,455
30 Yr Pass Thru	3.500	02-01-52	22,255,583	19,830,388
30 Yr Pass Thru	3.500	02-01-52	33,985,770	29,793,788
30 Yr Pass Thru	3.500	03-01-52	22,164,647	19,596,979
30 Yr Pass Thru	3.500	04-01-52	30,157,333	26,635,479
30 Yr Pass Thru	3.500	04-01-52	20,783,085	18,375,465
30 Yr Pass Thru	3.500	04-01-52	34,276,892	30,177,540
30 Yr Pass Thru	3.500	04-01-52	44,920,351	39,744,619
30 Yr Pass Thru	3.500	08-01-52	67,893,915	59,768,826
30 Yr Pass Thru	4.000	09-01-40	2,253,195	2,120,884
30 Yr Pass Thru	4.000	09-01-40	3,041,001	2,864,223
30 Yr Pass Thru	4.000	11-01-40	1,091,757	1,028,171
30 Yr Pass Thru	4.000	12-01-40	1,339,258	1,260,548
30 Yr Pass Thru	4.000	01-01-41	2,039,264	1,918,491
30 Yr Pass Thru	4.000	09-01-41	2,720,009	2,554,883
30 Yr Pass Thru	4.000	09-01-41	1,171,052	1,100,842
30 Yr Pass Thru	4.000	10-01-41	898,087	843,358
30 Yr Pass Thru	4.000	01-01-42	1,317,912	1,238,219
30 Yr Pass Thru	4.000	05-01-42	1,786,332	1,675,811
30 Yr Pass Thru	4.000	09-01-43	3,497,869	3,271,201
30 Yr Pass Thru	4.000	10-01-43	3,511,343	3,282,545
30 Yr Pass Thru	4.000	10-01-43	1,341,425	1,253,534
30 Yr Pass Thru	4.000	01-01-44	2,690,494	2,514,961
30 Yr Pass Thru	4.000	12-01-45	6,646,944	6,177,701
30 Yr Pass Thru	4.000	02-01-46	3,361,107	3,113,325
30 Yr Pass Thru	4.000	04-01-46	4,005,625	3,707,826
30 Yr Pass Thru	4.000	06-01-46	2,544,948	2,355,743
30 Yr Pass Thru	4.000	07-01-46	4,466,265	4,134,219
30 Yr Pass Thru	4.000	10-01-46	1,538,004	1,422,219
30 Yr Pass Thru	4.000	01-01-47	6,010,415	5,601,134
30 Yr Pass Thru	4.000	03-01-47	6,665,403	6,169,861
30 Yr Pass Thru	4.000	04-01-47	7,425,007	6,917,078
30 Yr Pass Thru	4.000	11-01-47	1,733,184	1,605,413
30 Yr Pass Thru	4.000	12-01-47	4,722,446	4,374,306
30 Yr Pass Thru	4.000	12-01-47	2,512,183	2,317,564
30 Yr Pass Thru	4.000	09-01-48	2,232,044	2,063,312
30 Yr Pass Thru	4.000	10-01-48	6,286,289	5,809,111
30 Yr Pass Thru	4.000	10-01-48	8,281,980	7,655,901
30 Yr Pass Thru	4.000	01-01-49	5,327,354	4,899,659
30 Yr Pass Thru	4.000	01-01-49	4,216,685	3,864,980
7	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-49	5,560,366	$5,113,965
30 Yr Pass Thru	4.000	07-01-49	9,459,616	8,738,601
30 Yr Pass Thru	4.000	07-01-49	13,285,077	12,251,726
30 Yr Pass Thru	4.000	08-01-49	27,061,686	24,999,036
30 Yr Pass Thru	4.000	02-01-50	21,832,754	20,052,668
30 Yr Pass Thru	4.000	03-01-51	85,676,279	78,851,495
30 Yr Pass Thru	4.000	08-01-51	48,061,521	44,323,162
30 Yr Pass Thru	4.000	10-01-51	163,619,792	150,279,412
30 Yr Pass Thru	4.000	04-01-52	8,995,134	8,239,248
30 Yr Pass Thru	4.000	05-01-52	44,937,012	40,848,377
30 Yr Pass Thru	4.000	05-01-52	93,316,602	84,942,753
30 Yr Pass Thru	4.000	06-01-52	2,619,043	2,406,324
30 Yr Pass Thru	4.000	06-01-52	48,015,009	44,141,475
30 Yr Pass Thru	4.000	06-01-52	32,061,954	29,144,769
30 Yr Pass Thru	4.000	07-01-52	35,431,952	32,440,666
30 Yr Pass Thru	4.000	07-01-52	37,165,941	33,923,737
30 Yr Pass Thru	4.000	07-01-52	29,240,251	26,689,451
30 Yr Pass Thru	4.000	07-01-52	20,910,940	19,021,409
30 Yr Pass Thru	4.500	05-01-52	32,465,435	30,689,683
30 Yr Pass Thru	4.500	06-01-52	37,666,869	35,559,532
30 Yr Pass Thru	4.500	06-01-52	87,394,226	82,477,496
30 Yr Pass Thru	4.500	07-01-52	72,564,394	68,481,979
30 Yr Pass Thru	4.500	07-01-52	49,090,762	46,513,045
30 Yr Pass Thru	4.500	07-01-52	61,435,401	57,979,094
30 Yr Pass Thru	4.500	08-01-52	43,626,153	40,899,117
30 Yr Pass Thru	4.500	08-01-52	9,965,483	9,414,176
30 Yr Pass Thru	4.500	08-01-52	71,768,026	67,281,864
30 Yr Pass Thru	4.500	08-01-52	60,603,730	56,815,439
30 Yr Pass Thru	4.500	08-01-52	42,114,069	39,481,552
30 Yr Pass Thru	4.500	09-01-52	59,306,285	56,173,627
30 Yr Pass Thru	4.500	09-01-52	161,148,512	151,075,247
30 Yr Pass Thru	4.500	09-01-52	48,037,330	45,319,777
30 Yr Pass Thru	4.500	09-01-52	22,133,222	20,881,108
30 Yr Pass Thru	4.500	10-01-52	15,292,050	14,484,297
30 Yr Pass Thru	4.500	10-01-52	16,440,653	15,510,578
30 Yr Pass Thru	4.500	10-01-52	29,373,673	27,711,954
30 Yr Pass Thru	4.500	10-01-52	9,070,426	8,557,296
30 Yr Pass Thru	4.500	10-01-52	37,926,906	35,781,316
30 Yr Pass Thru	4.500	10-01-52	27,144,661	25,642,972
30 Yr Pass Thru	4.500	11-01-52	30,189,422	28,481,555
30 Yr Pass Thru	4.500	11-01-52	7,477,067	7,062,839
30 Yr Pass Thru	4.500	11-01-52	14,011,570	13,218,912
30 Yr Pass Thru	4.500	11-01-52	18,357,117	17,318,623
30 Yr Pass Thru	4.500	12-01-52	40,119,874	37,850,225
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	02-01-53	32,765,751	$30,987,907
30 Yr Pass Thru	4.500	03-01-53	14,977,180	14,124,045
30 Yr Pass Thru	4.500	03-01-53	33,105,279	31,209,181
30 Yr Pass Thru	4.500	05-01-53	19,288,926	18,220,323
30 Yr Pass Thru	4.500	06-01-53	19,711,814	18,552,024
30 Yr Pass Thru	4.500	08-01-53	32,576,447	30,667,373
30 Yr Pass Thru	5.000	06-01-52	24,880,559	23,983,214
30 Yr Pass Thru	5.000	07-01-52	63,159,837	60,980,595
30 Yr Pass Thru	5.000	07-01-52	42,323,346	40,796,908
30 Yr Pass Thru	5.000	07-01-52	12,787,349	12,422,065
30 Yr Pass Thru	5.000	08-01-52	27,576,431	26,700,780
30 Yr Pass Thru	5.000	09-01-52	95,942,727	92,632,357
30 Yr Pass Thru	5.000	10-01-52	41,777,922	40,480,045
30 Yr Pass Thru	5.000	10-01-52	41,568,116	40,055,926
30 Yr Pass Thru	5.000	10-01-52	113,381,198	109,256,549
30 Yr Pass Thru	5.000	11-01-52	38,489,614	37,378,088
30 Yr Pass Thru	5.000	12-01-52	37,248,723	36,091,550
30 Yr Pass Thru	5.000	01-01-53	7,693,913	7,474,127
30 Yr Pass Thru	5.000	01-01-53	31,846,259	30,926,584
30 Yr Pass Thru	5.000	01-01-53	77,277,710	74,466,455
30 Yr Pass Thru	5.000	04-01-53	8,875,638	8,594,359
30 Yr Pass Thru	5.000	04-01-53	33,303,072	32,247,661
30 Yr Pass Thru	5.000	04-01-53	9,136,525	8,861,254
30 Yr Pass Thru	5.000	05-01-53	75,105,958	72,796,179
30 Yr Pass Thru	5.000	05-01-53	33,125,585	32,114,619
30 Yr Pass Thru	5.000	05-01-53	54,612,490	53,001,225
30 Yr Pass Thru	5.000	07-01-53	87,540,736	84,821,187
30 Yr Pass Thru	5.500	10-01-52	44,030,815	43,626,489
30 Yr Pass Thru	5.500	12-01-52	37,080,968	36,775,225
30 Yr Pass Thru	5.500	12-01-52	68,138,565	67,576,742
30 Yr Pass Thru	5.500	12-01-52	1,921,591	1,905,747
30 Yr Pass Thru	5.500	12-01-52	25,891,476	25,758,904
30 Yr Pass Thru	5.500	12-01-52	26,035,151	25,820,483
30 Yr Pass Thru	5.500	04-01-53	26,565,112	26,163,440
30 Yr Pass Thru	5.500	05-01-53	15,822,886	15,677,588
30 Yr Pass Thru	5.500	07-01-53	14,200,420	14,046,057
30 Yr Pass Thru	5.500	02-01-54	30,100,677	29,833,675
30 Yr Pass Thru	5.500	03-01-54	26,712,217	26,433,534
30 Yr Pass Thru	5.500	05-01-54	37,922,985	37,420,684
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (A)	6.372	07-01-33	200	204
30 Yr Pass Thru	7.000	09-01-31	88	91
30 Yr Pass Thru	7.000	09-01-31	27	28
9	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	844	$876
30 Yr Pass Thru	7.000	01-01-32	39	41
30 Yr Pass Thru	7.000	06-01-32	9	9
30 Yr Pass Thru	7.500	09-01-29	21	21
30 Yr Pass Thru	7.500	12-01-29	21	22
30 Yr Pass Thru	7.500	01-01-31	10	11
30 Yr Pass Thru	7.500	05-01-31	77	81
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,234	1,222
30 Yr Pass Thru	5.000	04-15-35	427	422
30 Yr Pass Thru	5.500	03-15-35	812	823
30 Yr Pass Thru	6.000	03-15-33	1,155	1,178
30 Yr Pass Thru	6.000	06-15-33	325	331
30 Yr Pass Thru	6.500	09-15-28	41	41
30 Yr Pass Thru	6.500	09-15-29	48	49
30 Yr Pass Thru	6.500	08-15-31	75	77
30 Yr Pass Thru	7.000	04-15-29	277	282

30 Yr Pass Thru	8.000	10-15-26	110	111
Corporate bonds 36.9%				$8,995,154,890
(Cost $9,433,638,453)
Communication services 2.5%				619,739,614
Diversified telecommunication services 0.4%
C&W Senior Finance, Ltd. (B)	6.875	09-15-27	18,569,000	17,704,799
Connect Finco SARL (B)	6.750	10-01-26	23,257,000	21,959,518
GCI LLC (B)	4.750	10-15-28	20,165,000	18,307,397
Telesat Canada (B)(C)	5.625	12-06-26	6,004,000	2,739,059
Total Play Telecomunicaciones SA de CV (B)	6.375	09-20-28	17,696,000	9,237,418
Verizon Communications, Inc.	2.550	03-21-31	29,102,000	24,536,456
Entertainment 0.6%
Netflix, Inc.	4.875	04-15-28	51,061,000	50,615,114
Netflix, Inc. (B)	5.375	11-15-29	6,259,000	6,300,783
Netflix, Inc.	5.875	11-15-28	14,215,000	14,623,722
WarnerMedia Holdings, Inc.	4.279	03-15-32	91,996,000	80,515,609
WMG Acquisition Corp. (B)	3.875	07-15-30	10,075,000	8,905,304
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	3.625	10-01-31	6,033,000	5,024,872
Match Group Holdings II LLC (B)	4.125	08-01-30	14,217,000	12,359,747
Media 0.7%
Charter Communications Operating LLC	4.200	03-15-28	41,395,000	38,935,110
Charter Communications Operating LLC	6.384	10-23-35	33,305,000	32,505,196
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	11,551,000	10,197,707
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29	8,424,000	$7,071,648
News Corp. (B)	3.875	05-15-29	16,548,000	15,015,704
Paramount Global (C)	4.200	05-19-32	7,750,000	6,453,041
Paramount Global	4.375	03-15-43	15,893,000	10,897,468
Paramount Global	4.950	05-19-50	32,321,000	23,330,050
Sirius XM Radio, Inc. (B)	4.000	07-15-28	15,524,000	13,896,500
Sirius XM Radio, Inc. (B)	5.000	08-01-27	26,970,000	25,612,794
Wireless telecommunication services 0.7%
Iliad Holding SAS (B)	8.500	04-15-31	7,296,000	7,385,096
Millicom International Cellular SA (B)	6.250	03-25-29	15,327,000	14,872,787
Millicom International Cellular SA (B)(C)	7.375	04-02-32	8,429,000	8,290,644
T-Mobile USA, Inc.	3.375	04-15-29	23,700,000	21,690,145
T-Mobile USA, Inc.	3.875	04-15-30	80,558,000	74,874,973
Vodafone Group PLC	5.625	02-10-53	15,473,000	14,926,619
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	20,954,334
Consumer discretionary 3.7%				894,810,806
Automobile components 0.0%
Dealer Tire LLC (B)	8.000	02-01-28	9,208,000	8,958,764
Automobiles 1.7%
Ford Motor Company	3.250	02-12-32	16,767,000	13,781,091
Ford Motor Company	6.100	08-19-32	24,584,000	24,516,564
Ford Motor Credit Company LLC	4.000	11-13-30	43,430,000	38,496,556
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	37,019,174
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	30,149,405
Ford Motor Credit Company LLC	6.125	03-08-34	21,305,000	21,038,541
Ford Motor Credit Company LLC	6.800	05-12-28	67,328,000	69,244,537
General Motors Company	5.400	04-01-48	11,353,000	10,128,263
General Motors Financial Company, Inc.	2.400	10-15-28	56,908,000	50,035,075
General Motors Financial Company, Inc.	3.600	06-21-30	71,040,000	63,475,848
Hyundai Capital America (B)	2.375	10-15-27	11,097,000	10,042,600
Hyundai Capital America (B)	5.300	01-08-29	11,073,000	10,980,232
Hyundai Capital America (B)	5.680	06-26-28	23,739,000	23,864,289
Broadline retail 0.2%
Kohl’s Corp.	4.625	05-01-31	13,509,000	10,894,063
Macy’s Retail Holdings LLC (B)(C)	5.875	04-01-29	10,521,000	10,130,720
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	9,534,000	9,088,392
Macy’s Retail Holdings LLC (B)	6.125	03-15-32	16,259,000	15,468,960
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (B)	7.125	07-31-26	9,267,000	9,223,744
11	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Sotheby’s (B)	7.375	10-15-27	8,868,000	$7,719,126
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc.	4.625	04-13-30	25,498,000	24,889,332
Caesars Entertainment, Inc. (B)	6.500	02-15-32	10,003,000	9,891,487
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	8,277,000	8,319,287
Full House Resorts, Inc. (B)	8.250	02-15-28	9,518,000	8,989,911
Hilton Grand Vacations Borrower Escrow LLC (B)	5.000	06-01-29	20,071,000	18,536,084
Hilton Grand Vacations Borrower Escrow LLC (B)	6.625	01-15-32	19,300,000	19,200,252
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	7,367,000	6,869,728
MGM Resorts International	4.750	10-15-28	32,237,000	30,143,233
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	21,467,000	19,847,967
Mohegan Tribal Gaming Authority (B)	8.000	02-01-26	15,340,000	14,413,157
Resorts World Las Vegas LLC (B)	4.625	04-16-29	19,680,000	17,678,151
Resorts World Las Vegas LLC (B)	4.625	04-06-31	10,700,000	9,239,177
Resorts World Las Vegas LLC (B)	8.450	07-27-30	15,200,000	16,104,271
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	5,149,000	5,125,530
Travel + Leisure Company (B)	4.625	03-01-30	8,912,000	8,087,976
Household durables 0.2%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	9,774,000	8,781,010
Century Communities, Inc. (B)	3.875	08-15-29	14,425,000	12,803,098
KB Home	4.000	06-15-31	16,083,000	14,209,458
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	9,981,000	9,965,484
Specialty retail 0.5%
Amer Sports Company (B)	6.750	02-16-31	5,173,000	5,153,786
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	6,148,000	5,656,265
Asbury Automotive Group, Inc.	4.750	03-01-30	17,166,000	15,742,463
AutoNation, Inc.	4.750	06-01-30	22,348,000	21,270,745
Group 1 Automotive, Inc. (B)	4.000	08-15-28	11,273,000	10,291,344
Lithia Motors, Inc. (B)	3.875	06-01-29	7,350,000	6,546,406
Lithia Motors, Inc. (B)	4.375	01-15-31	7,940,000	6,995,590
Lithia Motors, Inc. (B)	4.625	12-15-27	6,075,000	5,776,087
The Michaels Companies, Inc. (B)	5.250	05-01-28	25,058,000	20,325,030
The Michaels Companies, Inc. (B)	7.875	05-01-29	20,790,000	14,139,174
Valvoline, Inc. (B)	3.625	06-15-31	17,994,000	15,180,451
Velocity Vehicle Group LLC (B)	8.000	06-01-29	5,180,000	5,264,175
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	13,302,000	13,898,593
Tapestry, Inc.	7.850	11-27-33	10,644,000	11,220,160
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.8%				$182,377,277
Food products 0.8%
Coruripe Netherlands BV (B)	10.000	02-10-27	13,476,000	11,964,335
Fiesta Purchaser, Inc. (B)	7.875	03-01-31	3,420,000	3,513,985
JBS USA LUX SA	3.625	01-15-32	19,369,000	16,607,657
JBS USA LUX SA	3.750	12-01-31	5,689,000	4,924,168
JBS USA LUX SA	5.750	04-01-33	32,421,000	31,950,562
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	38,075,597
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,638,175
MARB BondCo PLC (B)	3.950	01-29-31	30,501,000	24,826,698
NBM US Holdings, Inc. (B)	6.625	08-06-29	23,063,000	22,708,372
Pilgrim’s Pride Corp.	6.250	07-01-33	16,000,000	16,167,728
Energy 5.5%				1,341,633,135
Oil, gas and consumable fuels 5.5%
Aker BP ASA (B)	3.100	07-15-31	11,536,000	9,767,631
Aker BP ASA (B)	3.750	01-15-30	7,320,000	6,703,479
Aker BP ASA (B)	4.000	01-15-31	12,986,000	11,735,866
Antero Midstream Partners LP (B)	5.375	06-15-29	18,688,000	17,910,917
Antero Midstream Partners LP (B)	6.625	02-01-32	14,499,000	14,517,776
Antero Resources Corp. (B)	5.375	03-01-30	5,906,000	5,652,456
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	21,017,000	20,196,681
Blue Racer Midstream LLC (B)	7.000	07-15-29	4,612,000	4,660,351
Blue Racer Midstream LLC (B)	7.250	07-15-32	2,230,000	2,272,054
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	30,856,267
Cheniere Energy Partners LP	4.500	10-01-29	25,561,000	24,291,230
Cheniere Energy Partners LP	5.950	06-30-33	5,223,000	5,269,177
Cheniere Energy, Inc. (B)	5.650	04-15-34	11,196,000	11,102,195
Civitas Resources, Inc. (B)	8.625	11-01-30	10,893,000	11,652,046
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	17,665,000	17,323,506
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	8,524,000	8,649,367
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	29,417,000	29,984,542
Continental Resources, Inc. (B)	2.875	04-01-32	16,445,000	13,327,035
Continental Resources, Inc.	4.900	06-01-44	15,779,000	13,041,593
Continental Resources, Inc. (B)	5.750	01-15-31	30,610,000	30,158,305
Diamondback Energy, Inc.	5.750	04-18-54	25,648,000	24,725,820
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	21,454,648
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	27,920,920
13	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	$21,328,857
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	14,031,000	15,079,144
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	6,461,000	5,826,594
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	11,574,000	10,063,084
Energy Transfer LP	5.150	03-15-45	26,413,000	23,259,203
Energy Transfer LP	5.250	04-15-29	24,975,000	24,830,378
Energy Transfer LP	5.400	10-01-47	27,635,000	24,814,417
Energy Transfer LP	5.500	06-01-27	23,796,000	23,829,381
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	47,417,000	46,447,005
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	36,660,000	35,871,755
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	43,524,000	41,574,033
EQM Midstream Partners LP (B)	6.375	04-01-29	7,204,000	7,190,729
EQM Midstream Partners LP (B)	7.500	06-01-27	2,859,000	2,921,003
EQM Midstream Partners LP (B)	7.500	06-01-30	1,610,000	1,700,329
Global Partners LP (B)	8.250	01-15-32	5,116,000	5,263,505
Hess Midstream Operations LP (B)	4.250	02-15-30	5,230,000	4,753,720
Hess Midstream Operations LP (B)	5.500	10-15-30	2,295,000	2,202,687
Hess Midstream Operations LP (B)	6.500	06-01-29	4,730,000	4,782,976
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,230,000	14,822,990
Leviathan Bond, Ltd. (B)	6.500	06-30-27	29,476,000	28,001,905
Leviathan Bond, Ltd. (B)	6.750	06-30-30	4,949,000	4,497,404
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	20,991,078	18,890,354
MPLX LP	4.250	12-01-27	15,703,000	15,176,700
MPLX LP	4.950	09-01-32	13,328,000	12,684,660
MPLX LP	5.000	03-01-33	13,867,000	13,176,285
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	28,747,165
Occidental Petroleum Corp.	6.600	03-15-46	11,175,000	11,690,514
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	30,501,691
ONEOK, Inc.	5.650	11-01-28	10,730,000	10,846,324
ONEOK, Inc.	6.050	09-01-33	25,316,000	25,914,579
ONEOK, Inc.	6.625	09-01-53	25,699,000	27,482,021
Ovintiv, Inc.	5.650	05-15-28	10,445,000	10,547,169
Ovintiv, Inc.	6.250	07-15-33	8,168,000	8,385,630
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,139,811
Parkland Corp. (B)	4.500	10-01-29	12,267,000	11,158,347
Parkland Corp. (B)	4.625	05-01-30	13,739,000	12,487,596
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	7.690	01-23-50	47,139,000	$34,337,009
Petroleos Mexicanos	8.750	06-02-29	12,037,000	11,816,645
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	13,003,883
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,088,000	38,290,047
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,708,120
Southwestern Energy Company	4.750	02-01-32	9,175,000	8,316,230
Sunoco LP	4.500	04-30-30	18,893,000	17,052,897
Sunoco LP (B)	7.000	05-01-29	14,511,000	14,817,339
Sunoco LP (B)	7.250	05-01-32	14,511,000	14,856,130
Talos Production, Inc. (B)	9.000	02-01-29	2,236,000	2,345,736
Talos Production, Inc. (B)	9.375	02-01-31	2,795,000	2,958,073
Targa Resources Corp.	4.950	04-15-52	30,292,000	25,763,767
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,266,462
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,925,276
The Williams Companies, Inc.	3.750	06-15-27	9,194,000	8,789,339
The Williams Companies, Inc.	4.650	08-15-32	11,178,000	10,592,379
Var Energi ASA (B)	7.500	01-15-28	4,540,000	4,764,639
Var Energi ASA (B)	8.000	11-15-32	46,099,000	51,515,172
Venture Global Calcasieu Pass LLC (B)	3.875	08-15-29	6,471,000	5,827,818
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	11,717,000	10,348,099
Venture Global LNG, Inc. (B)	9.500	02-01-29	22,830,000	24,759,614
Vital Energy, Inc. (B)	7.875	04-15-32	9,989,000	10,142,391
Western Midstream Operating LP	4.050	02-01-30	22,009,000	20,372,263
Financials 10.4%				2,536,344,158
Banks 6.5%
Banco Santander SA	4.379	04-12-28	26,204,000	25,119,552
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	36,771,000	32,435,907
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	35,492,473
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	58,517,672
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	33,636,000	29,513,850
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	29,566,000	28,157,130
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (C)(D)	6.300	03-10-26	39,252,000	39,423,649
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	34,262,000	34,651,182
15	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (D)	4.375	03-15-28	25,947,000	$21,674,772
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	12,353,000	12,332,933
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	20,645,000	20,555,925
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)(D)	9.250	11-17-27	9,969,000	10,648,816
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (B)	5.716	01-18-30	19,504,000	19,493,128
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (D)	4.700	01-30-25	32,540,000	31,846,374
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	15,912,000	15,756,750
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	30,783,000	31,261,984
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (C)(D)	6.250	08-15-26	28,204,000	28,165,126
Citizens Financial Group, Inc.	3.250	04-30-30	24,536,000	21,429,249
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	15,283,000	15,064,835
Credit Agricole SA (B)	3.250	01-14-30	46,789,000	41,342,914
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	29,769,000	30,686,811
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (A)(D)	8.597	07-01-24	16,247,000	15,990,804
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	16,060,000	16,370,500
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	13,357,000	13,250,520
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	11,484,000	11,842,960
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,335,000	7,291,209
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	44,812,000	38,495,284
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	38,432,000	33,437,864
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	11,554,000	11,175,070
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (D)	4.600	02-01-25	29,072,000	28,532,793
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,525,000	$26,173,576
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	17,914,000	18,108,983
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)(D)	5.125	11-01-26	10,483,000	9,840,700
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	28,382,000	27,733,769
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	19,795,000	20,072,763
Popular, Inc.	7.250	03-13-28	22,594,000	23,021,930
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	23,584,000	21,622,461
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	50,861,043
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	11,026,583
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(D)	5.375	11-18-30	22,614,000	18,946,498
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (B)	5.634	01-19-30	10,791,000	10,702,819
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (B)(C)	6.221	06-15-33	14,514,000	14,501,545
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (B)	6.446	01-10-29	32,791,000	33,482,740
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26	38,097,000	33,862,739
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	41,083,000	41,354,739
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	25,171,000	25,636,557
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	19,649,000	18,751,654
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (A)(D)	8.643	09-01-24	15,079,000	15,136,289
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	30,155,000	29,984,030
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	26,828,000	26,915,889
17	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	$16,769,602
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	17,645,040
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	27,388,000	27,609,742
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	26,352,000	27,122,895
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	65,530,000	60,114,287
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	52,644,000	46,379,071
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	63,986,000	55,176,768
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	39,900,000	39,559,282
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (C)(D)	5.875	06-15-25	60,920,000	60,587,377
Capital markets 2.5%
Ares Capital Corp.	2.150	07-15-26	13,879,000	12,802,748
Ares Capital Corp.	2.875	06-15-28	20,825,000	18,510,220
Ares Capital Corp.	5.875	03-01-29	16,093,000	15,914,044
Ares Capital Corp.	5.950	07-15-29	8,082,000	7,977,314
Blackstone Private Credit Fund	3.250	03-15-27	5,548,000	5,118,414
Blackstone Private Credit Fund	4.000	01-15-29	26,971,000	24,718,691
Blackstone Private Credit Fund (B)	7.300	11-27-28	21,361,000	22,265,197
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	30,294,000	25,052,490
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,244,000	19,976,173
Global Atlantic Fin Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	17,112,000	15,479,868
Jefferies Financial Group, Inc.	5.875	07-21-28	20,044,000	20,146,176
Jefferies Financial Group, Inc.	6.200	04-14-34	21,018,000	21,098,842
Lazard Group LLC	4.375	03-11-29	24,348,000	23,248,593
Macquarie Bank, Ltd. (B)	3.624	06-03-30	18,024,000	16,008,058
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,951,000	12,124,130
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	41,382,000	32,627,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	20,085,000	$19,949,709
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	41,570,000	41,272,632
MSCI, Inc. (B)	3.625	11-01-31	28,982,000	25,217,777
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	15,314,000	15,154,832
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	27,090,000	27,346,319
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	28,771,000	29,728,511
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	78,969,000	65,909,974
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	32,072,000	26,564,119
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	21,163,000	21,069,579
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	16,198,000	16,911,868
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (B)(D)	9.250	11-13-28	12,657,000	13,513,600
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	9,436,000	10,501,343
Consumer finance 0.4%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	24,120,000	24,927,571
Ally Financial, Inc. (C)	7.100	11-15-27	14,910,000	15,514,447
Discover Financial Services	4.100	02-09-27	9,080,000	8,725,806
OneMain Finance Corp.	9.000	01-15-29	12,547,000	13,170,685
Trust Fibra Uno (B)	7.375	02-13-34	25,178,000	24,988,714
Financial services 0.2%
Block, Inc.	3.500	06-01-31	8,150,000	6,980,910
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	10,867,000	10,935,120
Enact Holdings, Inc.	6.250	05-28-29	25,626,000	25,619,283
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30	6,436,000	5,840,743
Nationstar Mortgage Holdings, Inc. (B)	5.500	08-15-28	11,371,000	10,852,188
Insurance 0.8%
AmWINS Group, Inc. (B)	6.375	02-15-29	8,879,000	8,857,247
Athene Holding, Ltd.	3.500	01-15-31	13,278,000	11,719,220
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	6,960,000	7,028,337
19	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNA Financial Corp.	2.050	08-15-30	10,373,000	$8,575,628
CNO Financial Group, Inc.	5.250	05-30-29	30,839,000	29,837,765
CNO Financial Group, Inc.	6.450	06-15-34	12,821,000	12,857,446
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	18,330,000	16,957,885
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	24,604,000	24,793,033
Panther Escrow Issuer LLC (B)	7.125	06-01-31	27,044,000	27,269,046
SBL Holdings, Inc. (B)	5.000	02-18-31	22,901,000	19,697,109
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	28,091,000	22,592,258
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (B)	7.250	04-01-29	3,756,000	3,735,364
Health care 2.5%				616,783,351
Biotechnology 0.7%
AbbVie, Inc.	3.200	11-21-29	73,404,000	66,923,176
Amgen, Inc.	5.250	03-02-30	56,543,000	56,690,671
Amgen, Inc.	5.250	03-02-33	33,432,000	33,177,743
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	29,144,000	23,749,941
Health care equipment and supplies 0.3%
Solventum Corp. (B)	5.400	03-01-29	21,069,000	20,936,862
Solventum Corp. (B)	5.450	03-13-31	40,528,000	39,967,619
Varex Imaging Corp. (B)	7.875	10-15-27	9,985,000	10,110,012
Health care providers and services 0.9%
AdaptHealth LLC (B)	5.125	03-01-30	14,284,000	12,476,490
Cencora, Inc.	2.800	05-15-30	22,806,000	19,953,304
Centene Corp.	2.450	07-15-28	6,416,000	5,657,254
Centene Corp.	3.000	10-15-30	20,848,000	17,725,964
Centene Corp.	3.375	02-15-30	12,265,000	10,797,724
CVS Health Corp.	3.750	04-01-30	20,445,000	18,667,554
CVS Health Corp.	5.050	03-25-48	26,674,000	22,993,658
DaVita, Inc. (B)	3.750	02-15-31	16,489,000	13,837,613
DaVita, Inc. (B)	4.625	06-01-30	28,508,000	25,539,814
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	40,883,000	32,394,300
HCA, Inc.	5.450	04-01-31	8,216,000	8,164,262
Universal Health Services, Inc.	2.650	10-15-30	23,326,000	19,661,798
Life sciences tools and services 0.1%
Icon Investments Six DAC	5.809	05-08-27	7,779,000	7,838,708
Icon Investments Six DAC	5.849	05-08-29	13,689,000	13,860,668
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,647,000	13,577,796
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	4,100,000	$4,202,578
IQVIA, Inc.	6.250	02-01-29	13,440,000	13,760,221
Royalty Pharma PLC	1.750	09-02-27	12,300,000	10,976,685
Viatris, Inc.	2.700	06-22-30	38,431,000	32,356,798
Viatris, Inc.	4.000	06-22-50	90,110,000	60,784,138
Industrials 4.6%				1,122,649,150
Aerospace and defense 0.3%
AAR Escrow Issuer LLC (B)	6.750	03-15-29	5,804,000	5,893,413
BAE Systems PLC (B)	5.125	03-26-29	15,944,000	15,815,704
Embraer Netherlands Finance BV (B)	7.000	07-28-30	17,812,000	18,508,004
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,227,000	16,084,053
The Boeing Company (B)	6.298	05-01-29	9,566,000	9,643,526
Building products 0.3%
Builders FirstSource, Inc. (B)	4.250	02-01-32	19,875,000	17,356,887
Builders FirstSource, Inc. (B)	6.375	06-15-32	12,224,000	12,178,629
Builders FirstSource, Inc. (B)	6.375	03-01-34	20,376,000	19,975,043
Owens Corning	3.875	06-01-30	3,367,000	3,131,197
Owens Corning	3.950	08-15-29	28,266,000	26,590,371
Commercial services and supplies 0.1%
Albion Financing 1 SARL (B)(C)	6.125	10-15-26	15,693,000	15,441,393
Allied Universal Holdco LLC (B)(C)	6.000	06-01-29	6,591,000	5,625,635
APX Group, Inc. (B)	5.750	07-15-29	17,349,000	16,468,961
Construction and engineering 0.2%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	14,047,000	14,169,016
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	17,954,000	16,639,139
MasTec, Inc. (B)	4.500	08-15-28	11,329,000	10,692,154
Electrical equipment 0.2%
EMRLD Borrower LP (B)	6.625	12-15-30	24,763,000	24,806,145
Regal Rexnord Corp.	6.400	04-15-33	13,838,000	14,243,773
Ground transportation 0.1%
Uber Technologies, Inc. (B)	4.500	08-15-29	30,886,000	29,117,125
Machinery 0.1%
Esab Corp. (B)	6.250	04-15-29	3,083,000	3,090,066
Flowserve Corp.	3.500	10-01-30	13,019,000	11,551,915
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	9,465,000	9,694,422
Passenger airlines 2.0%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	23,835,000	25,891,961
American Airlines 2014-1 Class A Pass Through Trust (C)	3.700	10-01-26	10,076,722	9,615,962
American Airlines 2015-1 Class A Pass Through Trust (C)	3.375	11-01-28	50,035,090	46,896,219
21	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	26,210,714	$24,544,417
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	7,908,818	7,429,577
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30	4,440,716	4,011,296
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	10,602,650	9,732,987
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	18,953,463	17,773,750
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	12,658,512	11,369,737
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	27,538,834	23,951,295
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	21,193,418	18,785,790
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	7,404,305	6,838,812
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	20,077,787	16,984,484
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	23,094,635	21,163,062
American Airlines, Inc. (B)	7.250	02-15-28	16,289,000	16,265,429
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	6,002,766	5,575,788
British Airways 2020-1 Class A Pass Through Trust (B)(C)	4.250	11-15-32	9,633,951	8,901,503
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	3,911,300	4,075,413
Delta Air Lines, Inc.	4.375	04-19-28	22,966,000	22,087,725
Delta Air Lines, Inc. (B)	4.750	10-20-28	31,946,627	31,111,588
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	15,726,800	13,432,290
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	27,649,869	26,482,956
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	21,871,018	19,908,715
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	8,246,083	8,005,708
United Airlines 2019-1 Class A Pass Through Trust (C)	4.550	08-25-31	20,217,236	19,289,304
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	31,642,088	31,659,146
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	26,353,000	26,437,092
United Airlines, Inc. (B)	4.625	04-15-29	6,837,000	6,319,447
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	22

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.1%
Concentrix Corp.	6.600	08-02-28	28,506,000	$28,727,657
TriNet Group, Inc. (B)	3.500	03-01-29	7,869,000	6,945,888
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	2.450	10-29-26	84,828,000	78,930,410
AerCap Ireland Capital DAC	3.000	10-29-28	45,602,000	41,201,700
AerCap Ireland Capital DAC	3.300	01-30-32	16,116,000	13,727,026
AerCap Ireland Capital DAC	5.100	01-19-29	5,705,000	5,625,501
Air Lease Corp.	3.625	12-01-27	16,947,000	15,978,273
Ashtead Capital, Inc. (B)	2.450	08-12-31	14,909,000	11,997,004
Ashtead Capital, Inc. (B)	4.250	11-01-29	10,066,000	9,349,306
Ashtead Capital, Inc. (B)	4.375	08-15-27	15,640,000	14,974,727
Ashtead Capital, Inc. (B)	5.550	05-30-33	11,655,000	11,358,553
Ashtead Capital, Inc. (B)	5.800	04-15-34	12,687,000	12,600,865
Ashtead Capital, Inc. (B)	5.950	10-15-33	21,506,000	21,537,161
Beacon Roofing Supply, Inc. (B)(C)	4.125	05-15-29	9,940,000	8,987,301
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	19,851,000	18,981,040
SMBC Aviation Capital Finance DAC (B)	2.300	06-15-28	8,337,000	7,354,568
United Rentals North America, Inc.	3.875	11-15-27	13,953,000	13,114,146
Information technology 2.3%				554,779,422
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	28,886,470
Motorola Solutions, Inc.	2.750	05-24-31	28,836,000	24,292,417
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (B)	6.500	06-01-32	3,744,000	3,768,142
IT services 0.1%
Gartner, Inc. (B)	4.500	07-01-28	28,204,000	26,857,019
Kyndryl Holdings, Inc.	6.350	02-20-34	3,627,000	3,730,185
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (B)	3.419	04-15-33	38,867,000	33,214,698
Broadcom, Inc.	4.750	04-15-29	89,343,000	87,671,987
Foundry JV Holdco LLC (B)	5.875	01-25-34	22,581,000	22,464,076
Foundry JV Holdco LLC (B)	5.900	01-25-30	14,750,000	14,950,702
Marvell Technology, Inc.	2.450	04-15-28	32,253,000	28,981,515
Micron Technology, Inc.	2.703	04-15-32	20,705,000	17,079,889
Micron Technology, Inc.	5.300	01-15-31	15,734,000	15,633,804
Micron Technology, Inc.	5.327	02-06-29	25,665,000	25,708,868
Micron Technology, Inc.	6.750	11-01-29	46,933,000	49,794,191
Qorvo, Inc. (B)	3.375	04-01-31	16,454,000	13,891,334
Qorvo, Inc.	4.375	10-15-29	15,653,000	14,623,460
Software 0.3%
Atlassian Corp.	5.250	05-15-29	14,863,000	14,811,621
23	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Autodesk, Inc.	2.850	01-15-30	12,863,000	$11,360,578
Consensus Cloud Solutions, Inc. (B)(C)	6.500	10-15-28	10,795,000	9,936,409
Oracle Corp.	2.950	04-01-30	29,091,000	25,692,138
Rocket Software, Inc. (B)	9.000	11-28-28	11,467,000	11,647,403
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.250	02-15-29	8,657,000	7,795,150
Dell International LLC	5.300	10-01-29	20,546,000	20,581,431
Dell International LLC	5.400	04-15-34	42,003,000	41,405,935
Materials 1.3%				312,806,574
Chemicals 0.2%
Braskem Idesa SAPI (B)	6.990	02-20-32	13,776,000	10,241,795
Braskem Netherlands Finance BV (B)	4.500	01-31-30	36,631,000	30,645,942
Sasol Financing USA LLC	5.500	03-18-31	14,432,000	11,908,982
Construction materials 0.2%
Cemex SAB de CV (B)	3.875	07-11-31	20,841,000	18,296,005
Cemex SAB de CV (B)	5.200	09-17-30	18,640,000	17,841,293
Summit Materials LLC (B)	7.250	01-15-31	5,127,000	5,286,455
Containers and packaging 0.2%
Graphic Packaging International LLC (B)	3.500	03-01-29	15,702,000	14,014,036
Mauser Packaging Solutions Holding Company (B)	7.875	04-15-27	6,946,000	7,077,002
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	7,132,000	7,107,839
Pactiv Evergreen Group Issuer, Inc. (B)	4.000	10-15-27	19,237,000	17,953,757
Metals and mining 0.7%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	5,753,000	5,884,209
Anglo American Capital PLC (B)	4.750	04-10-27	17,391,000	17,060,276
Arsenal AIC Parent LLC (B)	8.000	10-01-30	9,108,000	9,473,576
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	25,397,000	24,999,582
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	8,162,000	8,122,609
Freeport-McMoRan, Inc.	4.250	03-01-30	28,698,000	26,982,870
Freeport-McMoRan, Inc.	5.400	11-14-34	19,261,000	18,784,281
Freeport-McMoRan, Inc.	5.450	03-15-43	33,000,000	31,056,977
Newmont Corp.	2.800	10-01-29	10,590,000	9,395,561
Novelis Corp. (B)	4.750	01-30-30	22,376,000	20,673,527
Real estate 0.8%				204,918,148
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	30,081,000	25,494,396
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	13,089,000	12,501,751
Specialized REITs 0.7%
American Tower Corp.	3.800	08-15-29	39,036,000	36,123,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	24

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
American Tower Trust I (B)	5.490	03-15-28	29,682,000	$29,807,777
GLP Capital LP	3.250	01-15-32	10,983,000	9,114,292
GLP Capital LP	4.000	01-15-30	10,907,000	9,882,302
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	5,134,000	4,627,200
Iron Mountain, Inc. (B)	5.250	07-15-30	12,333,000	11,531,348
SBA Tower Trust (B)	6.599	01-15-28	8,442,000	8,618,603
VICI Properties LP (B)	3.875	02-15-29	13,041,000	11,969,987
VICI Properties LP (B)	4.125	08-15-30	12,785,000	11,520,131
VICI Properties LP (B)	4.625	12-01-29	24,513,000	22,942,776
VICI Properties LP	5.125	05-15-32	11,411,000	10,784,335
Utilities 2.5%				608,313,255
Electric utilities 1.4%
American Electric Power Company, Inc.	5.625	03-01-33	11,747,000	11,671,045
Atlantica Transmision Sur SA (B)(C)	6.875	04-30-43	12,155,119	12,632,815
Constellation Energy Generation LLC	6.125	01-15-34	10,291,000	10,710,847
Constellation Energy Generation LLC	6.500	10-01-53	13,403,000	14,312,514
Duke Energy Corp.	2.450	06-01-30	8,146,000	6,945,642
Duke Energy Corp.	5.750	09-15-33	27,288,000	27,598,736
Electricite de France SA (B)	5.650	04-22-29	33,825,000	34,037,366
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	17,598,000	19,331,611
FirstEnergy Corp.	2.650	03-01-30	15,250,000	13,106,725
FirstEnergy Corp.	3.400	03-01-50	7,292,000	4,821,742
Georgia Power Company	4.950	05-17-33	13,561,000	13,193,712
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,355,000	8,744,557
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	24,489,000	24,477,994
NRG Energy, Inc. (B)	2.450	12-02-27	22,398,000	20,115,946
NRG Energy, Inc. (B)	3.625	02-15-31	13,076,000	11,204,865
NRG Energy, Inc. (B)	3.875	02-15-32	28,310,000	24,230,178
NRG Energy, Inc. (B)	4.450	06-15-29	16,431,000	15,456,902
NRG Energy, Inc. (B)	7.000	03-15-33	22,079,000	23,332,734
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	17,349,000	18,972,329
The Southern Company	5.700	03-15-34	21,632,000	21,946,023
Independent power and renewable electricity producers 0.7%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	15,923,696	13,741,991
LLPL Capital Pte, Ltd. (B)	6.875	02-04-39	2,843,637	2,829,541
NextEra Energy Operating Partners LP (B)	3.875	10-15-26	20,014,000	18,931,481
NextEra Energy Operating Partners LP (B)	4.500	09-15-27	6,682,000	6,287,571
25	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	7,308,000	$7,428,611
Vistra Operations Company LLC (B)	3.700	01-30-27	43,768,000	41,506,650
Vistra Operations Company LLC (B)	4.300	07-15-29	38,331,000	35,907,018
Vistra Operations Company LLC (B)	6.875	04-15-32	10,160,000	10,225,959
Vistra Operations Company LLC (B)	6.950	10-15-33	23,577,000	25,115,321
Multi-utilities 0.4%
Dominion Energy, Inc.	3.375	04-01-30	15,066,000	13,532,573
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	18,149,000	18,410,038
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	8,283,000	8,551,050
NiSource, Inc.	1.700	02-15-31	8,146,000	6,465,075
NiSource, Inc.	3.600	05-01-30	15,381,000	14,032,276
NiSource, Inc.	5.250	03-30-28	5,035,000	5,021,419
Sempra	5.500	08-01-33	21,527,000	21,434,749
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	17,928,000	17,752,086
Water utilities 0.0%

Artera Services LLC (B)	8.500	02-15-31	4,204,000	4,295,563
Municipal bonds 0.1%				$24,342,259
(Cost $30,015,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	11,803,182

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,539,077
Term loans (E) 0.1%				$8,553,295
(Cost $8,516,255)
Health care 0.1%				8,553,295
Pharmaceuticals 0.1%

Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	9.793	04-23-31	8,564,000	8,553,295
Collateralized mortgage obligations 3.4%				$838,225,047
(Cost $1,153,875,098)
Commercial and residential 2.5%				602,726,597
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(F)	0.990	04-25-53	5,154,074	4,741,613
Series 2021-2, Class A1 (B)(F)	0.985	04-25-66	6,704,879	5,537,512
Series 2021-4, Class A1 (B)(F)	1.035	01-20-65	18,242,518	14,748,956
Series 2021-5, Class A1 (B)(F)	0.951	07-25-66	18,509,142	15,463,017
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	17,633,364	17,084,876
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	26

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(F)	1.175	10-25-48	10,614,580	$9,065,232
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(F)	3.719	11-05-32	11,565,000	4,393,698
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	11,916,927	11,766,154
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,278,942
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	19,062,080	18,491,948
Series 2019-B13, Class A2	2.889	08-15-57	18,595,371	17,355,936
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(F)	0.941	02-25-49	7,511,789	6,635,273
BX Trust
Series 2022-CLS, Class A (B)	5.760	10-13-27	19,433,000	19,271,626
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(F)	5.820	10-12-40	20,164,000	20,269,680
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(F)	0.924	08-25-66	12,866,139	10,317,973
Series 2021-3, Class A1 (B)(F)	0.956	09-27-66	18,713,483	14,917,753
Series 2021-HX1, Class A1 (B)(F)	1.110	10-25-66	14,737,310	12,106,627
COLT Trust
Series 2020-RPL1, Class A1 (B)(F)	1.390	01-25-65	31,599,261	26,355,765
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	221,469,411	3,267,471
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (B)(F)	4.394	08-10-30	18,413,000	14,725,797
Series 2017-PANW, Class A (B)	3.244	10-10-29	7,264,000	6,685,059
Series 2020-CBM, Class A2 (B)	2.896	02-10-37	14,666,000	14,226,118
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	6,480,340	6,102,720
Series 2021-NQM2, Class A1 (B)(F)	1.179	02-25-66	13,689,593	11,757,690
Series 2021-NQM3, Class A1 (B)(F)	1.015	04-25-66	9,801,941	8,112,391
Series 2021-NQM5, Class A1 (B)(F)	0.938	05-25-66	7,026,293	5,613,451
Series 2021-NQM6, Class A1 (B)(F)	1.174	07-25-66	22,458,471	18,359,135
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(F)	0.797	02-25-66	4,286,433	3,556,795
Series 2021-2, Class A1 (B)(F)	0.931	06-25-66	12,467,713	10,103,821
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(F)	2.500	02-01-51	25,109,167	19,713,835
GCAT Trust
Series 2021-NQM1, Class A1 (B)(F)	0.874	01-25-66	7,250,003	6,081,894
Series 2021-NQM2, Class A1 (B)(F)	1.036	05-25-66	8,516,317	7,052,213
Series 2021-NQM3, Class A1 (B)(F)	1.091	05-25-66	13,824,157	11,364,198
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (B)	2.751	02-10-37	8,264,000	7,995,475
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(F)	1.382	09-27-60	2,216,632	2,036,265
Series 2021-NQM1, Class A1 (B)(F)	1.017	07-25-61	5,883,519	5,089,797
27	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	15,385,407	$261,829
Series 2007-4, Class ES IO	0.350	07-19-47	15,603,144	208,506
Series 2007-6, Class ES IO (B)	0.343	08-19-37	16,867,816	217,003
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(F)	1.071	06-25-56	8,183,872	6,943,706
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	15,435,000	13,737,150
MFA Trust
Series 2021-NQM1, Class A1 (B)(F)	1.153	04-25-65	5,600,261	5,063,546
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(F)	4.316	01-15-43	7,402,000	6,305,265
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	8,745,613	7,907,057
OBX Trust
Series 2020-EXP2, Class A3 (B)(F)	2.500	05-25-60	5,234,965	4,199,887
Series 2021-NQM2, Class A1 (B)(F)	1.101	05-25-61	13,409,467	10,327,029
Series 2021-NQM3, Class A1 (B)(F)	1.054	07-25-61	19,979,516	15,473,691
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(F)	2.000	01-25-36	20,268,001	17,225,640
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	22,906,000	17,892,442
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(F)	2.447	12-25-66	21,230,092	18,257,189
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(F)	3.000	06-25-58	11,248,361	10,270,845
Series 2019-1, Class A1 (B)(F)	3.750	03-25-58	9,038,298	8,531,957
Series 2019-4, Class A1 (B)(F)	2.900	10-25-59	9,362,768	8,717,945
Series 2020-4, Class A1 (B)	1.750	10-25-60	14,510,323	12,754,336
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (B)	1.218	05-25-65	3,300,801	3,092,697
Series 2021-3, Class A1 (B)(F)	1.046	06-25-66	14,309,624	11,929,162
Series 2021-4, Class A1 (B)(F)	0.938	07-25-66	8,528,140	6,820,926
Series 2021-5, Class A1 (B)(F)	1.013	09-25-66	13,896,827	11,462,556
Series 2021-R1, Class A1 (B)(F)	0.820	10-25-63	4,889,329	4,479,527
U.S. Government Agency 0.9%				235,498,450
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (F)	4.358	07-25-32	691	641
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	62	62
Government National Mortgage Association
Series 2008-90, Class IO	2.014	12-16-50	1,994,978	246,314
Series 2012-114, Class IO	0.624	01-16-53	7,818,556	120,789
Series 2012-120, Class IO	0.641	02-16-53	3,852,981	59,811
Series 2013-63, Class IO	0.775	09-16-51	3,947,206	99,684
Series 2016-174, Class IO	0.896	11-16-56	25,256,830	1,076,310
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	28

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-109, Class IO	0.230	04-16-57	41,775,528	$616,168
Series 2017-124, Class IO	0.627	01-16-59	33,557,204	1,152,838
Series 2017-135, Class IO	0.716	10-16-58	49,621,385	1,782,241
Series 2017-140, Class IO	0.486	02-16-59	22,347,941	653,760
Series 2017-159, Class IO	0.432	06-16-59	33,470,106	875,949
Series 2017-169, Class IO	0.578	01-16-60	81,372,172	2,576,747
Series 2017-20, Class IO	0.524	12-16-58	77,601,572	1,856,362
Series 2017-22, Class IO	0.752	12-16-57	10,148,250	373,292
Series 2017-41, Class IO	0.583	07-16-58	27,116,891	692,753
Series 2017-46, Class IO	0.648	11-16-57	46,512,743	1,728,386
Series 2017-61, Class IO	0.701	05-16-59	12,743,388	463,198
Series 2017-74, Class IO	0.432	09-16-58	42,100,905	806,919
Series 2017-89, Class IO	0.491	07-16-59	35,206,713	999,709
Series 2018-114, Class IO	0.590	04-16-60	28,353,952	1,111,741
Series 2018-158, Class IO	0.789	05-16-61	75,352,454	4,203,258
Series 2018-35, Class IO	0.541	03-16-60	69,964,581	2,364,187
Series 2018-43, Class IO	0.435	05-16-60	92,016,636	2,990,035
Series 2018-68, Class IO	0.427	01-16-60	11,801,173	364,492
Series 2018-69, Class IO	0.605	04-16-60	30,452,695	1,342,087
Series 2018-81, Class IO	0.484	01-16-60	19,924,280	802,958
Series 2018-9, Class IO	0.443	01-16-60	55,814,292	1,702,749
Series 2018-99, Class IO	0.451	06-16-60	45,540,063	1,549,136
Series 2019-131, Class IO	0.802	07-16-61	62,747,467	3,528,089
Series 2020-100, Class IO	0.784	05-16-62	74,347,353	4,378,672
Series 2020-108, Class IO	0.847	06-16-62	184,794,728	10,603,318
Series 2020-114, Class IO	0.801	09-16-62	177,927,916	10,030,704
Series 2020-118, Class IO	0.882	06-16-62	148,093,736	9,141,752
Series 2020-119, Class IO	0.606	08-16-62	72,840,049	3,395,300
Series 2020-120, Class IO	0.769	05-16-62	40,703,127	2,368,979
Series 2020-137, Class IO	0.796	09-16-62	251,272,344	14,358,028
Series 2020-150, Class IO	0.963	12-16-62	121,673,953	7,915,913
Series 2020-170, Class IO	0.834	11-16-62	164,215,586	10,402,171
Series 2020-92, Class IO	0.879	02-16-62	30,651,883	1,842,003
Series 2021-110, Class IO	0.873	11-16-63	96,995,989	6,400,455
Series 2021-163, Class IO	0.801	03-16-64	117,758,131	6,813,250
Series 2021-183, Class IO	0.871	01-16-63	89,166,246	5,300,389
Series 2021-3, Class IO	0.868	09-16-62	209,893,602	13,274,616
Series 2021-40, Class IO	0.821	02-16-63	55,330,204	3,370,362
Series 2022-150, Class IO	0.822	06-16-64	22,107,102	1,336,206
Series 2022-17, Class IO	0.802	06-16-64	137,294,425	8,244,077
Series 2022-181, Class IO	0.717	07-16-64	68,367,782	4,399,822
Series 2022-21, Class IO	0.784	10-16-63	60,557,482	3,603,455
Series 2022-53, Class IO	0.710	06-16-64	226,147,002	10,999,021
Series 2022-57, Class IO	0.756	09-16-63	166,732,290	9,393,464
29	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-177, Class IO	0.859	06-16-65	169,188,132	$11,181,035
Series 2023-197, Class IO	1.318	09-16-65	51,195,091	4,538,573
Series 2023-30, Class IO	1.146	11-16-64	97,059,556	6,935,497
Series 2023-36, Class IO	0.935	10-16-64	155,030,580	10,426,241
Series 2023-62, Class IO	0.937	02-16-65	122,303,164	8,272,085

Series 2023-91, Class IO	0.875	04-16-65	141,859,591	10,432,397
Asset backed securities 5.4%				$1,310,301,206
(Cost $1,397,976,693)
Asset backed securities 5.4%				1,310,301,206
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-20-30	7,516,360	7,289,200
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (A)(B)	6.753	07-22-37	6,725,000	6,728,584
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	21,240,000	19,438,436
Series 2023-2A, Class A2 (B)	6.500	11-16-48	16,000,000	16,170,107
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (A)(B)	6.783	07-25-37	15,127,000	15,135,048
Applebee’s Funding LLC
Series 2023-1A, Class A2 (B)	7.824	03-05-53	11,104,000	11,465,412
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	7,078,664	6,336,063
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	33,483,450	30,945,066
Bain Capital Credit CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) (A)(B)	6.846	07-15-37	14,037,000	14,201,935
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (A)(B)	6.853	07-25-37	11,208,000	11,215,767
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (A)(B)	6.902	03-13-37	9,709,000	9,782,099
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (B)	3.280	09-26-33	5,362,802	5,151,824
CARS-DB4 LP
Series 2020-1A, Class B1 (B)	4.170	02-15-50	21,876,000	21,305,555
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	32,673,044	30,822,495
Series 2021-1A, Class A1 (B)	1.530	03-15-61	31,424,971	28,621,119
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	30,788,705	27,567,680
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	23,221,314	20,506,389
Series 2022-1A, Class A (B)	2.720	01-18-47	20,896,631	18,466,737
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	16,162,000	15,824,022
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	30

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	67,953	$31,178
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	27,314,000	25,439,467
Series 2024-2A, Class A2 (B)	4.500	05-20-49	25,617,000	23,583,213
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	16,189,140	14,927,818
Series 2021-1A, Class C (B)	4.430	02-27-51	3,400,000	3,073,375
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	14,430,938	13,619,877
Series 2021-1A, Class A2I (B)	2.045	11-20-51	52,223,925	47,726,265
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	6,825,000	6,107,771
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	36,042,420	34,265,269
Series 2021-1A, Class A2I (B)	2.662	04-25-51	24,023,668	21,172,121
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	21,615,885	19,491,763
Series 2021-1A, Class A2 (B)	2.791	10-20-51	30,147,975	26,182,187
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (A)(B)	6.783	04-18-37	16,688,000	16,783,255
ExteNet LLC
Series 2019-1A, Class C (B)	5.219	07-25-49	7,100,000	7,063,013
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-38	23,526,000	21,489,324
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (B)	7.549	01-26-54	19,190,000	19,789,918
Ford Credit Auto Owner Trust
Series 2023-2, Class A (B)	5.280	02-15-36	31,128,000	31,226,766
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	13,109,000	12,993,466
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (A)(B)	6.783	07-20-37	9,917,000	9,923,823
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	11,794,801	11,287,341
Series 2021-1A, Class A2 (B)	2.773	04-20-29	21,213,619	20,124,219
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	25,251,000	23,659,192
Hilton Grand Vacations Trust
Series 2022-1D, Class B (B)	4.100	06-20-34	1,522,183	1,464,538
Hotwire Funding LLC
Series 2021-1, Class C (B)	4.459	11-20-51	4,950,000	4,455,564
Series 2024-1A, Class A2 (B)	5.893	06-20-54	5,444,000	5,453,902
Jack in the Box Funding LLC
Series 2022-1A, Class A2I (B)	3.445	02-26-52	7,701,120	7,128,769
31	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (A)(B)	6.793	07-15-37	15,840,000	$15,851,040
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	15,842,000	16,118,875
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	13,285,084	11,634,468
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	45,434,432	40,472,120
Series 2022-1A, Class A2 (B)	3.695	01-30-52	18,165,860	15,908,416
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	41,424,000	36,668,546
Series 2021-1, Class B1 (B)	2.410	10-20-61	12,840,000	10,948,591
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	2,914,690	2,732,325
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (A)(B)	6.783	04-20-37	12,112,000	12,114,071
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (A)(B)	6.743	07-20-37	12,200,000	12,200,000
Progress Residential Trust
Series 2021-SFR8, Class B (B)	1.681	10-17-38	13,890,000	12,589,232
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,233,129	1,223,289
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	26,639,000	25,607,549
SCF Equipment Leasing LLC
Series 2021-1A, Class E (B)	3.560	08-20-32	3,300,000	3,131,659
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	10,831,853	10,842,388
Sesac Finance LLC
Series 2019-1, Class A2 (B)	5.216	07-25-49	29,815,155	28,900,271
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D (B)	3.170	11-20-37	1,112,503	1,051,560
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	9,361,581	8,222,397
Series 2024-A, Class A1A (B)	5.240	03-15-56	21,143,620	20,933,617
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	26,658,363	25,159,851
Series 2021-1A, Class A2I (B)	2.190	08-20-51	22,423,653	19,240,046
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	11,923,000	11,923,000
Series 2024-1A, Class A2II (B)	6.268	07-30-54	10,682,000	10,682,000
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	6,918,155	6,295,728
Taco Bell Funding LLC
Series 2021-1A, Class A2I (B)	1.946	08-25-51	44,509,215	40,067,164
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	16,089,150	13,891,078
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	34,696,818	$30,872,150
Series 2021-1A, Class A (B)	1.860	03-20-46	20,781,977	18,155,600
Vantage Data Centers LLC
Series 2020-1A, Class A2 (B)	1.645	09-15-45	17,149,000	16,144,379
Series 2020-2A, Class A2 (B)	1.992	09-15-45	20,898,000	18,389,130
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	20,724,699	18,504,327
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	28,064,003	24,234,305
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	6,572,673	6,014,916
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	20,640,340	18,140,186

	Shares	Value
Common stocks 0.0%		$2,029,941
(Cost $17,499,516)
Energy 0.0%		2,029,941
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (G)	75,183	2,029,941
Preferred securities 0.0%		$12,146,647
(Cost $14,443,341)
Communication services 0.0%		9,654,284
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	9,654,284
Financials 0.0%		2,492,363
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,492,363

	Yield (%)	Shares	Value
Short-term investments 0.7%			$172,900,346
(Cost $172,890,439)
Short-term funds 0.7%			172,900,346
John Hancock Collateral Trust (H)	5.2280(I)	17,295,742	172,900,346

Total investments (Cost $25,952,566,773) 99.8%	$24,345,922,212
Other assets and liabilities, net 0.2%	41,255,161
Total net assets 100.0%	$24,387,177,373

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
33	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,920,141,043 or 20.2% of the fund’s net assets as of 5-31-24.
(C)	All or a portion of this security is on loan as of 5-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $61,788,832.
(I)	The rate shown is the annualized seven-day yield as of 5-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BOND FUND	34

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,532	Long	Sep 2024	$167,014,803	$166,676,813	$(337,990)
						$(337,990)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-24, the aggregate cost of investments for federal income tax purposes was $26,019,749,448. Net unrealized depreciation aggregated to $1,674,165,226, of which $80,975,985 related to gross unrealized appreciation and $1,755,141,211 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
35	JOHN HANCOCK BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-24

Assets
Unaffiliated investments, at value (Cost $25,779,676,334) including $60,506,355 of securities loaned	$24,173,021,866
Affiliated investments, at value (Cost $172,890,439)	172,900,346
Total investments, at value (Cost $25,952,566,773)	24,345,922,212
Receivable for futures variation margin	382,972
Cash	752,021
Collateral held at broker for futures contracts	5,450,000
Dividends and interest receivable	178,372,541
Receivable for fund shares sold	33,786,676
Receivable for securities lending income	38,886
Other assets	1,662,355
Total assets	24,566,367,663
Liabilities
Distributions payable	1,632,669
Payable for investments purchased	77,741,304
Payable for fund shares repurchased	34,551,235
Payable upon return of securities loaned	61,803,225
Payable to affiliates
Accounting and legal services fees	1,142,674
Transfer agent fees	840,666
Distribution and service fees	91,475
Trustees’ fees	21,833
Other liabilities and accrued expenses	1,365,209
Total liabilities	179,190,290
Net assets	$24,387,177,373
Net assets consist of
Paid-in capital	$28,746,582,904
Total distributable earnings (loss)	(4,359,405,531)
Net assets	$24,387,177,373

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	36

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,864,767,920 ÷ 140,914,804 shares)[1]	$13.23
Class C ($89,469,320 ÷ 6,760,838 shares)[1]	$13.23
Class I ($6,218,054,315 ÷ 469,829,871 shares)	$13.23
Class R2 ($58,846,278 ÷ 4,441,346 shares)	$13.25
Class R4 ($20,489,525 ÷ 1,546,019 shares)	$13.25
Class R6 ($12,063,493,226 ÷ 909,890,235 shares)	$13.26
Class NAV ($4,072,056,789 ÷ 307,269,862 shares)	$13.25
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$13.78

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
37	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-24

Investment income
Interest	$1,034,203,738
Dividends from affiliated investments	18,439,228
Dividends	2,513,990
Securities lending	618,230
Less foreign taxes withheld	(190,562)
Total investment income	1,055,584,624
Expenses
Investment management fees	70,752,081
Distribution and service fees	6,831,727
Accounting and legal services fees	4,708,364
Transfer agent fees	9,724,717
Trustees’ fees	517,198
Custodian fees	2,498,351
State registration fees	567,217
Printing and postage	1,353,598
Professional fees	708,497
Other	764,685
Total expenses	98,426,435
Less expense reductions	(1,905,478)
Net expenses	96,520,957
Net investment income	959,063,667
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(624,879,206)
Affiliated investments	73,816
Futures contracts	(26,907,825)
(651,713,215)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	306,521,272
Affiliated investments	(2,793)
Futures contracts	(1,347,047)
305,171,432
Net realized and unrealized loss	(346,541,783)
Increase in net assets from operations	$612,521,884
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	38

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-24	Year ended 5-31-23
Increase (decrease) in net assets
From operations
Net investment income	$959,063,667	$767,296,550
Net realized loss	(651,713,215)	(1,172,649,242)
Change in net unrealized appreciation (depreciation)	305,171,432	(148,493,507)
Increase (decrease) in net assets resulting from operations	612,521,884	(553,846,199)
Distributions to shareholders
From earnings
Class A	(72,968,987)	(63,757,412)
Class C	(3,331,515)	(3,905,382)
Class I	(257,593,857)	(201,997,085)
Class R2	(2,405,973)	(2,028,089)
Class R4	(1,511,239)	(2,273,252)
Class R6	(496,437,014)	(408,347,290)
Class NAV	(163,021,881)	(141,883,232)
Total distributions	(997,270,466)	(824,191,742)
From fund share transactions	3,091,077,804	1,187,915,822
Total increase (decrease)	2,706,329,222	(190,122,119)
Net assets
Beginning of year	21,680,848,151	21,870,970,270
End of year	$24,387,177,373	$21,680,848,151
39	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.46	$14.34	$16.32	$16.37	$15.83
Net investment income[1]	0.51	0.46	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.20)	(0.85)	(1.82)	0.19	0.68
Total from investment operations	0.31	(0.39)	(1.41)	0.63	1.13
Less distributions
From net investment income	(0.54)	(0.49)	(0.48)	(0.50)	(0.49)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.54)	(0.49)	(0.57)	(0.68)	(0.59)
Net asset value, end of period	$13.23	$13.46	$14.34	$16.32	$16.37
Total return (%)[2,3]	2.35	(2.66)	(8.89)	3.83	7.22
Ratios and supplemental data
Net assets, end of period (in millions)	$1,865	$1,756	$1,903	$2,139	$2,100
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.78	0.76	0.78	0.79
Expenses including reductions	0.77	0.77	0.76	0.77	0.78
Net investment income	3.88	3.35	2.56	2.65	2.82
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	40

CLASS C SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.46	$14.34	$16.32	$16.37	$15.84
Net investment income[1]	0.42	0.36	0.29	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.21)	(0.84)	(1.81)	0.19	0.66
Total from investment operations	0.21	(0.48)	(1.52)	0.51	1.00
Less distributions
From net investment income	(0.44)	(0.40)	(0.37)	(0.38)	(0.37)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.44)	(0.40)	(0.46)	(0.56)	(0.47)
Net asset value, end of period	$13.23	$13.46	$14.34	$16.32	$16.37
Total return (%)[2,3]	1.63	(3.34)	(9.53)	3.10	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$115	$164	$239	$278
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.48	1.46	1.48	1.49
Expenses including reductions	1.47	1.47	1.46	1.47	1.48
Net investment income	3.17	2.63	1.85	1.94	2.11
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
41	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.46	$14.35	$16.33	$16.37	$15.84
Net investment income[1]	0.55	0.50	0.45	0.49	0.50
Net realized and unrealized gain (loss) on investments	(0.21)	(0.86)	(1.81)	0.20	0.67
Total from investment operations	0.34	(0.36)	(1.36)	0.69	1.17
Less distributions
From net investment income	(0.57)	(0.53)	(0.53)	(0.55)	(0.54)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.57)	(0.53)	(0.62)	(0.73)	(0.64)
Net asset value, end of period	$13.23	$13.46	$14.35	$16.33	$16.37
Total return (%)[2]	2.65	(2.44)	(8.61)	4.20	7.47
Ratios and supplemental data
Net assets, end of period (in millions)	$6,218	$5,678	$5,375	$6,244	$4,693
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.48	0.46	0.48	0.49
Expenses including reductions	0.47	0.47	0.46	0.47	0.48
Net investment income	4.17	3.65	2.86	2.95	3.11
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	42

CLASS R2 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.47	$14.36	$16.34	$16.39	$15.85
Net investment income[1]	0.50	0.45	0.39	0.43	0.44
Net realized and unrealized gain (loss) on investments	(0.20)	(0.86)	(1.81)	0.18	0.67
Total from investment operations	0.30	(0.41)	(1.42)	0.61	1.11
Less distributions
From net investment income	(0.52)	(0.48)	(0.47)	(0.48)	(0.47)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.52)	(0.48)	(0.56)	(0.66)	(0.57)
Net asset value, end of period	$13.25	$13.47	$14.36	$16.34	$16.39
Total return (%)[2]	2.34	(2.81)	(8.96)	3.73	7.12
Ratios and supplemental data
Net assets, end of period (in millions)	$59	$61	$65	$111	$105
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.86	0.86	0.87	0.87
Expenses including reductions	0.86	0.85	0.85	0.86	0.87
Net investment income	3.79	3.27	2.44	2.56	2.73
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
43	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.47	$14.37	$16.35	$16.39	$15.86
Net investment income[1]	0.54	0.47	0.44	0.47	0.48
Net realized and unrealized gain (loss) on investments	(0.20)	(0.85)	(1.82)	0.19	0.66
Total from investment operations	0.34	(0.38)	(1.38)	0.66	1.14
Less distributions
From net investment income	(0.56)	(0.52)	(0.51)	(0.52)	(0.51)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.56)	(0.52)	(0.60)	(0.70)	(0.61)
Net asset value, end of period	$13.25	$13.47	$14.37	$16.35	$16.39
Total return (%)[2]	2.59	(2.64)	(8.72)	4.05	7.32
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$40	$81	$62	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71	0.72	0.71	0.72	0.72
Expenses including reductions	0.61	0.61	0.60	0.61	0.62
Net investment income	4.03	3.45	2.76	2.81	2.99
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	44

CLASS R6 SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.48	$14.37	$16.35	$16.40	$15.86
Net investment income[1]	0.57	0.51	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	(0.20)	(0.85)	(1.81)	0.19	0.67
Total from investment operations	0.37	(0.34)	(1.34)	0.70	1.19
Less distributions
From net investment income	(0.59)	(0.55)	(0.55)	(0.57)	(0.55)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.59)	(0.55)	(0.64)	(0.75)	(0.65)
Net asset value, end of period	$13.26	$13.48	$14.37	$16.35	$16.40
Total return (%)[2]	2.85	(2.32)	(8.50)	4.25	7.65
Ratios and supplemental data
Net assets, end of period (in millions)	$12,063	$10,573	$10,523	$10,341	$7,305
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	0.37	0.36	0.37	0.37
Expenses including reductions	0.36	0.36	0.35	0.36	0.37
Net investment income	4.29	3.76	2.97	3.05	3.22
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
45	JOHN HANCOCK Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-24	5-31-23	5-31-22	5-31-21	5-31-20
Per share operating performance
Net asset value, beginning of period	$13.47	$14.37	$16.35	$16.39	$15.86
Net investment income[1]	0.57	0.51	0.47	0.51	0.52
Net realized and unrealized gain (loss) on investments	(0.20)	(0.86)	(1.81)	0.20	0.67
Total from investment operations	0.37	(0.35)	(1.34)	0.71	1.19
Less distributions
From net investment income	(0.59)	(0.55)	(0.55)	(0.57)	(0.56)
From net realized gain	—	—	(0.09)	(0.18)	(0.10)
Total distributions	(0.59)	(0.55)	(0.64)	(0.75)	(0.66)
Net asset value, end of period	$13.25	$13.47	$14.37	$16.35	$16.39
Total return (%)[2]	2.85	(2.38)	(8.49)	4.32	7.60
Ratios and supplemental data
Net assets, end of period (in millions)	$4,072	$3,458	$3,759	$4,458	$3,739
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.36	0.35	0.36	0.36
Expenses including reductions	0.35	0.35	0.34	0.35	0.35
Net investment income	4.30	3.77	2.98	3.07	3.23
Portfolio turnover (%)	133	108	110	98	125

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Bond Fund	46

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
47	JOHN HANCOCK Bond Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$12,982,268,581	—	$12,982,268,581	—
Corporate bonds	8,995,154,890	—	8,995,154,890	—
Municipal bonds	24,342,259	—	24,342,259	—
Term loans	8,553,295	—	8,553,295	—
Collateralized mortgage obligations	838,225,047	—	838,225,047	—
Asset backed securities	1,310,301,206	—	1,310,301,206	—
Common stocks	2,029,941	—	2,029,941	—
Preferred securities	12,146,647	$12,146,647	—	—
Short-term investments	172,900,346	172,900,346	—	—
Total investments in securities	$24,345,922,212	$185,046,993	$24,160,875,219	—
Derivatives:
Liabilities
Futures	$(337,990)	$(337,990)	—	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before
| JOHN HANCOCK Bond Fund	48

its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
49	JOHN HANCOCK Bond Fund |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2024, the fund loaned securities valued at $60,506,355 and received $61,803,225 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2024 were $75,632.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2024, the fund has a short-term capital loss carryforward of $1,497,572,288 and a long-term capital loss carryforward of $1,195,557,462 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK Bond Fund	50

The tax character of distributions for the years ended May 31, 2024 and 2023 was as follows:
	May 31, 2024	May 31, 2023
Ordinary income	$997,270,466	$824,191,742
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2024, the components of distributable earnings on a tax basis consisted of $9,522,114 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
51	JOHN HANCOCK Bond Fund |

During the year ended May 31, 2024, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $40.0 million to $343.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2024 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(337,990)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(26,907,825)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2024:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(1,347,047)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of
| JOHN HANCOCK Bond Fund	52

the fund’s aggregate average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$148,259
Class C	8,231
Class I	487,615
Class R2	5,005
Class	Expense reduction
Class R4	$2,935
Class R6	916,175
Class NAV	301,199
Total	$1,869,419

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2024, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $36,059 for Class R4 shares for the year ended May 31, 2024.
53	JOHN HANCOCK Bond Fund |

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,563,977 for the year ended May 31, 2024. Of this amount, $219,096 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,344,881 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% sales charge. Prior to March 1, 2024, certain Class A shares purchased of $1 million or more and redeemed within one year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2024, CDSCs received by the Distributor amounted to $25,409 and $10,268 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,405,844	$2,118,863
Class C	996,983	117,269
Class I	—	6,974,099
Class R2	302,847	2,777
Class R4	126,053	1,675
Class R6	—	510,034
Total	$6,831,727	$9,724,717
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Bond Fund	54

Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2024 and 2023 were as follows:
	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	36,656,315	$481,396,308	27,049,872	$367,649,995
Distributions reinvested	5,380,087	71,112,001	4,564,919	61,903,870
Repurchased	(31,628,720)	(417,477,395)	(33,783,518)	(458,642,772)
Net increase (decrease)	10,407,682	$135,030,914	(2,168,727)	$(29,088,907)
Class C shares
Sold	1,355,013	$17,964,264	1,062,035	$14,445,958
Distributions reinvested	240,706	3,180,569	271,873	3,688,477
Repurchased	(3,364,641)	(44,409,947)	(4,267,223)	(57,882,550)
Net decrease	(1,768,922)	$(23,265,114)	(2,933,315)	$(39,748,115)
Class I shares
Sold	204,515,152	$2,703,679,676	215,004,422	$2,927,581,229
Distributions reinvested	18,461,258	244,011,512	14,161,580	192,054,975
Repurchased	(175,098,686)	(2,308,058,512)	(181,899,662)	(2,471,750,349)
Net increase	47,877,724	$639,632,676	47,266,340	$647,885,855
Class R2 shares
Sold	1,167,353	$15,468,314	1,408,307	$19,048,521
Distributions reinvested	123,821	1,638,519	106,713	1,449,262
Repurchased	(1,414,180)	(18,710,611)	(1,478,642)	(20,205,654)
Net increase (decrease)	(123,006)	$(1,603,778)	36,378	$292,129
Class R4 shares
Sold	982,585	$12,882,410	731,837	$9,961,223
Distributions reinvested	109,986	1,452,422	159,703	2,169,935
Repurchased	(2,519,652)	(33,615,059)	(3,551,096)	(47,552,251)
Net decrease	(1,427,081)	$(19,280,227)	(2,659,556)	$(35,421,093)
Class R6 shares
Sold	250,329,493	$3,321,419,183	190,337,568	$2,595,020,354
Distributions reinvested	37,370,452	494,896,607	29,929,928	406,597,361
Repurchased	(162,118,448)	(2,142,607,154)	(168,175,944)	(2,289,073,857)
Net increase	125,581,497	$1,673,708,636	52,091,552	$712,543,858
55	JOHN HANCOCK Bond Fund |

	Year Ended 5-31-24		Year Ended 5-31-23
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	67,608,459	$907,158,173	10,851,713	$149,877,212
Distributions reinvested	12,315,413	163,021,881	10,448,575	141,883,232
Repurchased	(29,248,282)	(383,325,357)	(26,395,605)	(360,308,349)
Net increase (decrease)	50,675,590	$686,854,697	(5,095,317)	$(68,547,905)
Total net increase	231,223,484	$3,091,077,804	86,537,355	$1,187,915,822
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2024. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $9,782,612,615 and $7,241,896,973, respectively, for the year ended May 31, 2024. Purchases and sales of U.S. Treasury obligations aggregated $23,859,182,954 and $22,810,861,177, respectively, for the year ended May 31, 2024.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At May 31, 2024, funds within the John Hancock group of funds complex held 16.7% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	17,295,742	$541,208,050	$7,158,326,081	$(7,526,704,808)	$73,816	$(2,793)	$19,057,458	—	$172,900,346

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Bond Fund	56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statements of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 18, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
57	JOHN HANCOCK BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK BOND FUND	58

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3619769	21A 5/24
7/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 18, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer
Date:	July 18, 2024